Short-Term Borrowings (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 05, 2014 USD ($)
Short-term Debt [Line Items]
Line of Credit Facility Used For Credit Support for Subsidiaries	$ 750.0
Line of Credit Facility Used For Corporate Purposes	750.0
Default Provision Floor	50.0
Commercial paper outstanding	0.0	$ 0.0
Letter of Credit
Short-term Debt [Line Items]
Revolving credit facility, maximum	250.0
Commercial Paper
Short-term Debt [Line Items]
Revolving credit facility, maximum	1,000.0
Revolving Credit Facility
Short-term Debt [Line Items]
Revolving credit facility, maximum	1,500.0
Letters of Credit Outstanding, Amount	18.1
Line of Credit Facility, Amount Outstanding	0.0	0.0
CPPL
Short-term Debt [Line Items]
Default Provision Floor	50.0
CPPL | Letter of Credit
Short-term Debt [Line Items]
Revolving credit facility, maximum	50.0
CPPL | Revolving Credit Facility
Short-term Debt [Line Items]
Revolving credit facility, maximum			$ 500.0
Letters of Credit Outstanding, Amount	0.0
Line of Credit Facility, Amount Outstanding	$ 15.0	$ 0.0
Federal Funds Effective Swap Rate
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Eurodollar
Short-term Debt [Line Items]
Margin Rate	1.00%
Minimum
Short-term Debt [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.125%
Minimum quarterly distribution | $ / shares	$ 0.1675
Minimum | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Margin Rate	0.00%
Minimum | Eurodollar
Short-term Debt [Line Items]
Margin Rate	1.00%
Maximum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	1.00
Line of Credit Facility, Commitment Fee Percentage	0.35%
Maximum | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Margin Rate	0.65%
Maximum | Eurodollar
Short-term Debt [Line Items]
Margin Rate	1.65%
Period 1 | Minimum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	5.75
Period 1 | Maximum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	1.00
Period 2 | Minimum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	5.50
Period 2 | Maximum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	1.00
Period 3 | Minimum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	5.00
Period 3 | Maximum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	1.00
Acquisition Period | Minimum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	5.50
Acquisition Period | Maximum
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	1.00